Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share	Earnings per shareBasic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income/(loss) by the weighted average number of Class A and Class B common stock outstanding during the same period. Diluted earnings per share is calculated using our weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method.
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2018	2019	2020
Numerator:
Net income/(loss)	€(21,489)	€17,161	€(245,378)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	350,852	351,991	353,338
Diluted	350,852	356,738	353,338

Net income/(loss) per share:
Basic	€(0.06)	€0.05	€(0.69)
Diluted	€(0.06)	€0.05	€(0.69)

Diluted weighted average common shares outstanding in 2018 and 2020 does not include the effects of the exercise of outstanding stock options and RSUs as the inclusion of these instruments would have been anti-dilutive.